Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments [Abstract]
Schedule of Accumulated Other Comprehensive Income and Reclassified as Cost of Revenues and Operating Expenses	These transactions are effective and, as a result, gain or loss on the derivative instruments are reported as a component of accumulated other comprehensive income and reclassified as Cost of revenues and Operating expenses, at the time that the hedged income/expense is recorded.
	Net Notional amount		Fair value
	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
	(Unaudited)		(Unaudited)
Option contracts to hedge payroll
expenses NIS	26,370	32,158	29	995

Schedule of Derivatives in Foreign Exchange Cash Flow Hedging Relationships	The fair value of the Company's outstanding derivative instruments on June 30, 2024 and December 31, 2023 is summarized below:
		Fair value of derivative instruments
		June 30,	December 31,
		2024	2023
	Balance Sheet line item	(Unaudited)
Derivative liabilities:
Foreign exchange option contracts	Prepaid expenses and other current assets	$291	$1,159
Foreign exchange option contracts	Other account payable	$(262)	$(164)

Schedule of Derivative Instruments in Cash Flow Hedging Relationship on Other Comprehensive Loss	The effect of derivative instruments in cash flow hedging relationship on other comprehensive loss for the six month ended June 30, 2024 and 2023, is summarized below:
	Amount of loss recognized in other comprehensive loss on derivative, net of tax
	Six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	—	(151)
Option contracts	(652)	(520)
	$(652)	$(671)

Schedule of Derivatives in Foreign Exchange Cash Flow Hedging Relationships	Derivatives in foreign exchange cash flow hedging relationships for the six month ended June 30, 2024 and 2023, is summarized below:
		Amount of gain reclassified from other comprehensive income into (expenses) income, net of tax
		Six months ended June 30,
		2024	2023
	Statements of income line	(Unaudited)	(Unaudited)
Option contracts to hedge payroll and facility expenses	Cost of revenues and operating expenses	(198)	405
Forward contracts to hedge payroll and facility expenses	Cost of revenues, operating expenses and financial expenses	—	292
		$(198)	$697